Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
COMMON STOCKS — 98.8%

AUSTRALIA — 2.0%
Rio Tinto PLC	666,940	$41,878,825

BRAZIL — 4.5%
MercadoLibre, Inc. *	74,590	94,571,169

CANADA — 3.3%
AbCellera Biologics, Inc. *	835,455	3,843,093
Constellation Software, Inc.	16,097	33,231,816
Lumine Group, Inc. *	959,352	14,211,053
Shopify, Inc., Class A *	337,522	18,418,576
		69,704,538
CHINA — 6.4%
Alibaba Group Holding Ltd. *	1,618,388	17,546,865
Meituan, Class B *	917,900	13,287,696
Ping An Insurance Group Co. of China Ltd., Class H	2,902,000	16,459,120
Prosus NV *	563,960	16,617,663
Silergy Corp.	1,190,000	11,279,814
Tencent Holdings Ltd.	740,000	28,685,330
Tencent Music Entertainment Group ADR *	2,858,742	18,238,774
Wuxi Biologics Cayman, Inc. *	2,217,000	12,884,889
		135,000,151
DENMARK — 4.9%
Ambu A/S, B Shares *	713,432	7,436,249
Chr. Hansen Holding A/S	209,273	12,801,857
Demant A/S *	530,782	21,916,673
DSV A/S	208,433	38,839,557
Novozymes A/S, B Shares	541,075	21,770,089
		102,764,425
FINLAND — 1.2%
Kone Oyj, Class B	578,022	24,357,882

FRANCE — 7.8%
Danone SA	613,785	33,855,001
Dassault Systemes SE	883,417	32,812,248
Edenred	689,724	43,146,390
Kering	58,203	26,445,296
Nexans SA	137,842	11,175,675
Sartorius Stedim Biotech	68,819	16,372,279
		163,806,889
GERMANY — 9.1%
BioNTech SE ADR *	130,288	14,154,488
Deutsche Boerse AG	242,829	41,935,786
Rational AG	43,688	27,641,542
SAP SE	446,542	57,801,300
Scout24 SE	725,499	50,305,059
		191,838,175
HONG KONG — 3.3%
AIA Group Ltd.	6,862,200	55,495,620
Hong Kong Exchanges & Clearing Ltd.	379,400	14,080,586
		69,576,206

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
INDIA — 4.0%
HDFC Bank Ltd.	2,354,461	$43,180,614
ICICI Lombard General Insurance Co., Ltd.	1,232,108	19,381,260
Reliance Industries Ltd.	748,126	21,063,243
		83,625,117
IRELAND — 4.9%
Kingspan Group PLC	588,761	43,970,561
Ryanair Holdings PLC ADR *	606,299	58,938,326
		102,908,887
ITALY — 1.8%
FinecoBank Banca Fineco SpA	2,030,822	24,522,730
Technoprobe SpA *	1,723,928	13,550,111
		38,072,841
JAPAN — 13.2%
Denso Corp.	2,390,000	38,349,652
FANUC Corp.	1,038,200	27,000,917
Keyence Corp.	53,800	19,896,634
MonotaRO Co., Ltd.	1,692,100	18,039,802
NIDEC Corp.	342,500	15,814,407
Nihon M&A Center Holdings, Inc.	3,221,000	15,479,949
Nintendo Co., Ltd.	502,400	20,876,210
Recruit Holdings Co., Ltd.	508,400	15,554,514
Shimano, Inc.	147,100	19,688,536
Shiseido Co., Ltd.	682,200	23,907,132
SMC Corp.	55,500	24,878,560
Sony Group Corp.	473,600	38,728,917
		278,215,230
NETHERLANDS — 6.7%
Adyen NV *	28,310	20,989,999
ASML Holding NV	64,924	38,224,029
EXOR NV	275,869	24,400,235
IMCD NV	277,086	35,033,309
Topicus.com, Inc. *	353,853	23,373,967
		142,021,539
NORWAY — 0.5%
Aker Carbon Capture ASA *	10,538,898	11,076,061

PANAMA — 0.8%
Copa Holdings SA, Class A	189,481	16,886,547

RUSSIA — 0.0% (a)
MMC Norilsk Nickel PJSC *(b)	77,386	0
MMC Norilsk Nickel PJSC ADR *(b)	1	0
		0
SINGAPORE — 0.6%
Sea Ltd. ADR *	279,758	12,295,364

SOUTH AFRICA — 1.2%
Discovery Ltd. *	3,552,914	25,738,044

SOUTH KOREA — 3.7%
Coupang, Inc. *	1,188,771	20,209,107

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
SOUTH KOREA (continued)
Samsung Electronics Co., Ltd.	1,163,481	$58,818,774
		79,027,881
SPAIN — 1.6%
Amadeus IT Group SA	571,024	34,491,390

SWEDEN — 4.3%
Atlas Copco AB, B Shares	4,165,233	48,712,617
Epiroc AB, B Shares	2,054,328	32,863,703
MIPS AB	261,310	8,831,736
		90,408,056
SWITZERLAND — 2.2%
Cie Financiere Richemont SA	331,589	40,381,989
Wizz Air Holdings PLC *	295,170	6,889,789
		47,271,778
TAIWAN — 3.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,168,000	67,964,426

UNITED KINGDOM — 0.4%
Oxford Nanopore Technologies PLC *	3,153,979	7,911,837

UNITED STATES — 7.2%
CRH PLC	1,067,791	58,871,754
Experian PLC	922,720	30,179,928
Nestle SA	425,773	48,195,809
Spotify Technology SA *	101,185	15,647,248
		152,894,739
Total Common Stocks
(cost $1,703,612,000)		2,084,307,997

WARRANTS — 0.0%(a)

CANADA — 0.0%
Constellation Software, Inc. *, expires 3/31/40	16,097	0

TOTAL INVESTMENTS — 98.8%
(cost $1,703,612,000)		$2,084,307,997
Other assets less liabilities — 1.2%		24,854,259
NET ASSETS — 100.0%		$2,109,162,256

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR — American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford International Alpha Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$377,669,409	$1,706,638,588	$—	$2,084,307,997
Warrants**	—	0	—	0
Total	$377,669,409	$1,706,638,588	$—	$2,084,307,997

**	Refer to Portfolio of Investments for further detail.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2022	$0
Purchases	—
Sales	(5,843,930)
Realized gain (loss)	(16,572,300)
Change in unrealized gain (loss)	22,416,230
Transfers into Level 3	—
Transfers out of Level 3	—
Balance at September 30, 2023	$0
Change in unrealized gain (loss) related to Investments still held at September 30, 2023.	$—

There were no transfers into or out of Level 3 during the period ended September 30, 2023.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. As a result, during the year ended December 31, 2022, management made the decision to value all the Russian securities listed in the Portfolio of Investments to $0 and include them within Level 3.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.